Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts [Text Block]
The Williams Companies, Inc.
Schedule II — Valuation and Qualifying Accounts

		Additions
	Beginning Balance	Charged (Credited) To Costs and Expenses	Other	Deductions	Ending Balance
	(Millions)
2016
Allowance for doubtful accounts — accounts and notes receivable (1)	$3	$6	$—	$3	$6
Deferred tax asset valuation allowance (1)	190	144	—	—	334
2015
Allowance for doubtful accounts — accounts and notes receivable (1)	—	3	—	—	3
Deferred tax asset valuation allowance (1)	206	(16)	—	—	190
2014
Allowance for doubtful accounts — accounts and notes receivable (1)	—	—	—	—	—
Deferred tax asset valuation allowance (1)	181	25	—	—	206
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(1)    Deducted from related assets.